Provisions - Provisions by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	€ 2,574	€ 2,630
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions	522	528	€ 577
Telefónica Spain | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	16	18
Telefónica Germany | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	354	323
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,229	1,300
Telefónica Brazil | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	76	71
Telefónica Hispam | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	€ 76	€ 116